Revenue from contracts with customers and trade receivables (Details 8) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Advance from customers	₨ 1,169	₨ 1,341
Contract liabilities	₨ 1,169	₨ 1,341